As filed with the Securities and Exchange Commission on May 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

Copy to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 11.2%
Adjustable Rate Mortgage Trust
5.093%, 08/25/2035 (a)	$300,000	$230,467
Ameriquest Mortgage Securities, Inc.
2.899%, 02/25/2035 (a) (b) (d)	61,740	50,195
2.829%, 06/30/2035 (a) (b) (d)	79,717	78,454
Banc of America Alternative Loan Trust
2.999%, 06/25/2036 (a) (b)	780,036	755,028
Bear Stearns Adjustable Rate Mortgage Trust
3.558%, 06/25/2034 (a)	270,000	270,515
5.062%, 08/25/2035 (a)	328,510	329,208
Bella Vista Mortgage Trust
3.050%, 05/20/2045 (a) (b) (d)	221,470	166,075
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	501,527
Chase Credit Card Master Trust
3.066%, 02/15/2011 (a) (b) (d)	750,000	744,122
Citibank Credit Card Master Trust I
3.280%, 03/10/2011 (b) (d)	475,000	466,451
Countrywide Alternative Loan Trust
3.019%, 12/25/2035 (a) (b)	547,010	383,576
2.769%, 06/25/2036 (a) (b)	950,000	441,166
Countrywide Asset-Backed Certificates
3.754%, 06/25/2033 (a) (b) (d)	541,629	315,681
5.513%, 03/25/2036 (a)	385,000	374,126
5.393%, 04/25/2036 (a)	460,000	385,531
6.085%, 06/30/2036 (a)	400,000	289,475
2.699%, 08/25/2036 (a) (b)	2,650,324	2,525,705
2.709%, 10/25/2036 (a) (b)	2,557,331	2,439,574
Countrywide Home Equity Loan Trust
2.956%, 02/15/2036 (a) (b)	309,079	265,871
Countrywide Home Loan Mortgage Pass Through Trust
7.076%, 10/19/2032 (a) (b)	21,550	21,524
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.779%, 04/25/2036 (a) (b) (d)	1,075,000	698,336
First Horizon Asset Back Trust
2.729%, 10/25/2026 (a) (b) (d)	943,033	739,397
First NLC Trust
2.899%, 06/25/2035 (a) (b) (d)	204,934	197,478
Ford Credit Auto Owner Trust
5.300%, 06/15/2012 (a)	370,000	357,197
GMAC Mortgage Corp. Loan Trust
5.750%, 10/25/2036 (a)	600,000	538,307
5.805%, 10/25/2036 (a)	215,000	165,281
Great America Leasing Receivables
5.390%, 09/15/2011 (a) (c)	160,000	163,037
GSAA Trust
5.679%, 09/25/2036 (a)	2,000,000	1,917,298
Harley-Davidson Motorcycle Trust
5.520%, 09/15/2008 (a)	2,500,000	2,574,825

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

IMPAC CMB Trust
3.599%, 10/25/2033 (a) (b)	$61,725	$52,878
2.909%, 04/25/2035 (a) (b) (d)	125,606	82,869
Indymac Index Mortgage Loan Trust
2.829%, 05/25/2035 (a) (b) (d)	193,717	139,494
2.859%, 06/25/2035 (a) (b)	216,769	168,359
2.899%, 08/25/2035 (a) (b) (d)	388,919	302,801
JP Morgan Mortgage Acquisition Corp.
5.453%, 11/25/2036 (a)	730,000	728,557
JP Morgan Mortgage Trust
5.301%, 07/25/2035 (a) (b)	8,243	7,936
4.949%, 11/25/2035 (a)	750,000	701,425
5.291%, 04/25/2036 (a)	92,993	93,676
5.816%, 06/25/2036 (a)	427,244	417,774
5.975%, 06/25/2036 (a)	225,069	216,912
5.944%, 07/25/2036 (a)	1,000,000	877,023
6.000%, 08/25/2036 (a) (b)	380,636	346,920
5.562%, 10/25/2036 (a)	1,050,000	850,902
Long Beach Mortgage Loan Trust
3.129%, 06/25/2034 (a) (b) (d)	170,000	126,892
MSDWCC Heloc Trust
2.789%, 07/25/2017 (a) (b) (d)	134,738	114,542
Option One Mortgage Loan Trust
3.649%, 05/25/2034 (a) (b) (d)	475,000	342,703
3.049%, 03/25/2037 (a) (b)	525,000	117,014
Residential Asset Securities Corp.
2.869%, 07/25/2035 (a) (b) (d)	173,390	172,390
Specialty Underwriting & Residential Finance
3.109%, 02/25/2035 (a) (b) (d)	193,893	162,434
Structured Adjustable Rate Mortgage Loan Trust
5.250%, 12/25/2035 (a)	272,469	249,669
5.250%, 02/25/2036 (a)	360,797	340,573
Structured Asset Securities Corp.
5.500%, 06/24/2036 (a)	600,000	494,143
WAMU Mortgage Pass Through Certificates
3.796%, 06/25/2034 (a)	450,000	449,573
4.678%, 05/25/2035 (a)	215,000	212,726
2.889%, 07/15/2035 (a) (b) (d)	240,014	183,599
3.545%, 07/25/2044 (a) (b) (d)	137,867	122,248
3.129%, 01/25/2045 (a) (b) (d)	427,312	232,293
2.829%, 04/25/2045 (a) (b) (d)	93,716	72,565
2.869%, 04/25/2045 (a) (b) (d)	93,716	63,943
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.879%, 06/25/2046 (a) (b)	988,850	499,086
2.779%, 01/25/2047 (a) (b)	653,194	425,420
Wells Fargo Home Equity Trust
3.099%, 04/25/2034 (a) (b) (d)	300,288	240,906
Wells Fargo Mortgage Backed Securities Trust
4.206%, 03/25/2035 (a)	329,945	333,386
4.989%, 10/25/2035 (a)	379,821	351,002
WFS Financial Owner Trust
4.500%, 05/19/2013 (a)	320,000	324,033
TOTAL ASSET BACKED SECURITIES (Cost $33,617,639)		$29,004,093

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp. - Real Estate Mortgage Investment Conduit
4.375%, 04/15/2015 (a)	$547,667	$555,003
4.750%, 07/15/2015 (a)	271,626	273,898
5.125%, 10/15/2015 (a)	949,699	964,220
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,745,597)		$1,793,121

COMMERCIAL MORTGAGE BACKED SECURITIES - 15.6%
Banc of America Commercial Mortgage, Inc.
4.648%, 09/11/2036 (a) (d)	1,000,000	975,339
0.125%, 07/10/2043 (a) (c) (e)	33,025,067	337,549
4.857%, 07/10/2043 (a) (d)	1,290,000	1,261,975
5.334%, 09/10/2045 (a) (d)	685,000	678,257
4.974%, 07/10/2043 (a) (d)	230,000	166,824
Bear Stearns Commercial Mortgage Securities
0.628%, 05/11/2039 (c) (e)	2,404,888	32,870
5.186%, 05/11/2039	2,375,000	2,318,401
3.236%, 02/11/2041 (a) (d)	60,179	59,585
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (a) (d)	710,804	716,520
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.626%, 10/15/2048 (a) (e)	14,148,190	270,669
0.521%, 12/11/2049 (a) (e)	11,023,344	168,470
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a) (d)	1,298,001	1,339,564
0.057%, 12/25/2036 (e)	7,299,241	75,671
4.049%, 10/15/2037 (a) (d)	1,245,599	1,227,179
5.220%, 05/10/2043 (a) (d)	250,000	185,387
Credit Suisse Mortgage Capital Certificates
0.775%, 09/15/2039 (a) (c) (e)	9,362,476	234,259
0.110%, 12/15/2039 (a) (e)	2,402,959	34,494
0.869%, 12/15/2039 (a) (e)	10,668,104	309,460
CS First Boston Mortgage Securities Corp.
1.302%, 03/15/2036 (a) (c) (e)	2,134,623	41,311
0.578%, 05/15/2036 (a) (c) (e)	3,771,454	29,127
0.769%, 07/15/2036 (a) (c) (e)	3,995,082	58,732
0.224%, 11/15/2037 (a) (c) (e)	6,325,775	110,619
7.987%, 09/15/2041 (a) (d)	130,000	135,111
CW Capital Cobalt Ltd.
5.174%, 08/15/2048 (a) (d)	625,000	611,340
First Union National Bank Commercial Mortgage
8.087%, 05/15/2032 (a) (d)	250,000	263,285
0.810%, 05/17/2032 (a) (e)	20,164,817	325,783
GE Capital Commercial Mortgage Corp.
0.742%, 03/10/2040 (a) (c) (e)	5,146,647	69,809
4.978%, 05/10/2043 (a) (d)	1,265,000	1,246,436
5.512%, 11/10/2045 (a) (d)	1,200,000	1,207,528
GMAC Commercial Mortgage Securities, Inc.
7.179%, 08/15/2036 (a)	1,468,211	1,499,480
0.969%, 03/10/2038 (a) (c) (e)	3,713,246	73,077
Greenwich Capital Commercial Funding Co.
3.858%, 07/05/2035 (a)	500,000	475,074
1.123%, 01/05/2036 (a) (c) (e)	38,131,812	800,387
4.533%, 01/15/2036 (a)	710,000	692,802
0.463%, 06/10/2036 (a) (c) (e)	26,092,503	205,531
6.112%, 07/10/2038 (a) (d)	1,131,000	1,071,546
4.305%, 08/10/2042 (a)	1,225,000	1,209,193

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

GS Mortgage Securities Corp II
1.154%, 10/10/2028 (a) (c) (e)	$113,361,514	$831,053
0.858%, 11/10/2039 (e)	4,654,572	158,828
4.295%, 01/10/2040 (a)	2,599,397	2,520,719
0.987%, 01/10/2040 (a) (c) (e)	16,705,656	245,222
JP Morgan Chase Commercial Mortgage Securities Corp.
0.708%, 10/12/2035 (a) (c) (e)	2,944,974	90,187
5.021%, 01/12/2037 (a) (d)	90,000	73,418
5.293%, 09/12/2037 (a) (d)	150,000	109,444
4.920%, 10/15/2037 (a)	100,000	96,987
1.267%, 01/12/2039 (a) (c) (e)	3,317,971	86,536
5.631%, 06/12/2041 (a) (d)	460,000	393,477
0.297%, 01/15/2042 (a) (c) (e)	6,630,112	96,495
4.780%, 07/15/2042 (a) (d)	530,000	496,817
5.440%, 05/15/2045 (a) (d)	590,000	535,123
LB-UBS Commercial Mortgage Trust
4.904%, 06/15/2026 (a) (d)	120,334	120,135
4.310%, 02/15/2030 (a) (d)	1,350,000	1,329,298
5.594%, 06/15/2031 (a)	165,000	167,897
5.741%, 06/15/2032 (a) (d)	413,600	416,127
5.124%, 11/15/2032 (a)	370,000	366,447
1.111%, 09/15/2034 (a) (c) (e)	7,834,640	176,922
1.224%, 03/15/2036 (a) (c) (e)	2,116,727	45,076
7.317%, 06/15/2036 (a) (c) (d)	1,000,000	947,646
0.843%, 08/15/2036 (a) (c) (e)	3,085,869	43,066
5.413%, 09/15/2036 (a) (d)	150,000	135,823
0.183%, 07/15/2040 (a) (c) (e)	15,312,768	276,595
Merrill Lynch Mortgage Trust
5.800%, 05/12/2039 (a) (d)	485,000	483,733
5.782%, 08/12/2043 (a) (d)	530,000	494,613
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.057%, 12/01/2016 (e)	4,309,991	53,491
5.456%, 07/12/2046 (a) (d)	315,000	285,801
0.733%, 08/12/2048 (a) (e)	4,783,830	153,728
5.112%, 12/12/2049 (a) (d)	490,000	478,296
Morgan Stanley Capital I
1.187%, 01/13/2041 (a) (c) (e)	49,728,093	1,353,996
4.970%, 12/15/2041 (a)	1,500,000	1,464,819
0.073%, 12/15/2043 (a) (c) (e)	5,189,017	58,210
Wachovia Bank Commercial Mortgage Trust
4.980%, 11/15/2034 (a)	285,000	282,079
0.246%, 11/15/2035 (a) (c) (e)	11,166,056	97,480
4.748%, 02/15/2041 (a)	225,000	220,351
0.598%, 10/15/2041 (a) (c) (e)	13,446,750	165,879
0.426%, 03/15/2042 (a) (c) (e)	20,939,851	187,516
4.935%, 04/15/2042 (a) (d)	4,360,000	4,283,761
WAMU Commercial Mortgage Securities Trust
3.830%, 01/25/2035 (a) (c) (d)	252,897	247,539
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $44,302,849)		$40,589,274

CORPORATE BONDS - INVESTMENT GRADE 21.4%
Financial Services - 9.2%
Allstate Corp.
6.125%, 05/15/2037 (a)	1,000,000	922,351
American Real Estate Partners LP/American Real Estate Finance Corp.
8.125%, 06/01/2012 (a)	125,000	122,500

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Anheuser Busch, Inc.
6.800%, 08/20/2032 (a)	$1,000,000	$1,107,860
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	210,000	208,585
Avalonbay Communities, Inc.
5.500%, 01/15/2012 (a)	220,000	218,070
AXA SA
6.379%, 12/14/2049 (a) (c)	750,000	606,296
BAC Capital Trust XIII
3.200%, 02/16/2049 (a) (b)	440,000	300,903
Barclays Bank Plc
5.926%, 09/29/2036 (a) (c)	415,000	356,480
8.550%, 06/15/2037 (a) (c)	150,000	156,956
Brandywine Operating Partnership LP
5.625%, 12/15/2010 (a)	275,000	256,646
Capital One Bank
5.000%, 06/15/2009 (d)	440,000	433,942
Chubb Corp.
6.375%, 03/29/2037 (a)	619,000	577,549
Cigna Corp.
6.150%, 11/15/2036 (a)	175,000	152,809
CIT Group, Inc.
3.320%, 02/13/2012 (b) (d)	250,000	182,768
6.100%, 03/15/2067 (a)	130,000	57,993
3.474%, 04/27/2011 (b) (d)	2,000,000	1,451,460
7.625%, 11/30/2012	1,000,000	831,905
Citigroup, Inc.
5.000%, 09/15/2014	1,000,000	943,699
CNA Financial Corp.
6.000%, 08/15/2011 (a)	240,000	246,635
Commonwealth Bank of Australia
6.024%, 03/29/2049 (a) (c)	240,000	206,077
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	81,855
Erac USA Finance Co.
3.501%, 04/30/2009 (b) (c)	475,000	473,546
ERP Operating Lp
5.500%, 10/01/2012 (a)	1,000,000	975,534
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	160,618
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	455,000	470,757
Glitnir Banki HF
2.873%, 10/15/2008 (b) (c)	225,000	224,996
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	145,000	149,243
HSBC Finance Corp.
4.125%, 12/15/2008 (d)	200,000	199,792
4.125%, 11/16/2009	425,000	418,605
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	375,424
iStar Financial, Inc.
3.140%, 09/15/2009 (b)	250,000	200,501
Lazard Group
7.125%, 05/15/2015 (a)	250,000	243,500
Lehman Brothers Holdings, Inc.
3.938%, 01/23/2009 (b)	700,000	672,116

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Lincoln National Corp.
6.050%, 04/20/2017 (a)	$155,000	$135,746
Lloyds TSB Group PLC
6.267%, 11/14/2046 (a) (c)	555,000	426,330
Markel Corp.
6.800%, 02/15/2013	125,000	130,799
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009 (d)	250,000	250,562
Metlife, Inc.
6.400%, 12/15/2036 (a)	1,000,000	796,910
MGIC Investment Corp.
5.625%, 09/15/2011 (a)	120,000	100,499
Mizuho JGB Investment LLC
9.870%, 12/31/2049 (a) (c)	250,000	251,054
Morgan Stanley
3.625%, 04/01/2008 (a) (d)	250,000	250,000
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	360,000	362,192
PNC Preferred Funding Trust I
8.700%, 02/19/2049 (a) (c)	1,000,000	978,750
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (a) (c)	300,000	249,581
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	90,093
5.600%, 09/01/2011 (a)	270,000	270,333
5.750%, 05/01/2012 (a)	225,000	225,109
SLM Corp.
3.491%, 07/26/2010 (b)	1,000,000	787,943
StanCorp Financial Group, Inc.
6.875%, 10/01/2012 (a)	130,000	132,935
SunTrust Preferred Capital I
5.853%, 10/25/2046 (a)	170,000	126,089
Swiss Re Capital I LP
6.854%, 05/11/2036 (a) (c)	250,000	232,994
Textron Financial Corp.
6.000%, 02/15/2067 (a) (c)	200,000	176,017
TransCapitalInvest Ltd.
5.670%, 03/05/2014 (c)	220,000	204,697
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (a)	250,000	255,563
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	600,000	646,215
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	275,000	231,158
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	224,153
Willis North America, Inc.
6.200%, 03/28/2017 (a)	280,000	279,901
Woori Bank
6.125%, 05/03/2016 (a) (c)	2,000,000	1,966,070
		23,769,664
Industrial - 10.0%
AmerisourceBergen Corp.
5.625%, 09/15/2012 (a)	245,000	254,548
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	310,000	316,725

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Archer Daniels Midland Co.
7.500%, 03/15/2027	$1,000,000	$1,141,879
5.450%, 03/15/2018 (a)	1,000,000	1,007,183
Bae Systems Holdings, Inc.
6.400%, 12/15/2011 (a) (c)	360,000	389,731
5.200%, 08/15/2015 (a) (c)	365,000	370,469
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	211,453
BJ Services Co.
3.246%, 06/01/2008 (a) (b) (d)	500,000	500,367
Bunge Ltd Finance Corp.
4.375%, 12/15/2008 (a) (d)	725,000	729,067
Burlington Northern Santa Fe Corp.
6.150%, 05/01/2037 (a)	700,000	673,868
Canadian Natural Resources Ltd.
5.700%, 05/15/2017 (a)	200,000	202,609
Canadian Oil Sands Ltd.
4.800%, 08/10/2009 (a) (c)	500,000	508,156
Carlisle Companies, Inc.
6.125%, 08/15/2016 (a)	275,000	299,155
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	260,229
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	180,000
8.750%, 09/15/2013 (a)	155,000	182,125
Clorox Co.
5.450%, 10/15/2012 (a)	1,211,000	1,247,921
Comcast Corp.
3.010%, 07/14/2009 (a) (b)	1,000,000	973,397
Cooper US, Inc.
6.100%, 07/01/2017 (a)	310,000	327,794
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036 (c)	170,000	170,951
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	483,337
Cox Communications, Inc.
7.125%, 10/01/2012 (a)	290,000	307,417
4.625%, 01/15/2010 (a)	125,000	125,113
Daimler Finance North America LLC
3.298%, 03/13/2009 (b) (d)	900,000	888,427
5.750%, 09/08/2011	245,000	250,344
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	202,906
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	455,000	458,124
5.950%, 06/01/2033 (a)	250,000	225,697
Falconbridge Ltd.
7.250%, 07/15/2012 (a)	450,000	484,198
5.375%, 06/01/2015 (a)	250,000	238,682
General Electric Capital Corp.
5.250%, 10/19/2012	1,000,000	1,040,167
HRPT Properties Trust
3.400%, 03/16/2011 (a) (b)	449,000	434,469
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	189,348
IBM International Group Capital LLC
5.050%, 10/22/2012 (a)	1,000,000	1,045,616

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

ICI Wilmington, Inc.
5.625%, 12/01/2013 (a)	$180,000	$189,471
Kimberly-Clark Corp.
6.625%, 08/01/2037 (a)	1,000,000	1,098,206
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017 (a)	300,000	299,057
McKesson Corp.
5.250%, 03/01/2013 (a)	190,000	197,353
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	350,000	393,728
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	259,116
News America, Inc.
4.750%, 03/15/2010	150,000	150,893
Nexen, Inc.
5.050%, 11/20/2013 (a)	330,000	332,181
Oakmont Asset Trust
4.514%, 12/22/2008 (c)	195,000	196,883
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	254,753
Pacific Energy Partners LP / Pacific Energy Finance Corp
6.250%, 09/15/2015 (a)	285,000	283,682
Petro-Canada
5.950%, 05/15/2035 (a)	280,000	253,623
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)	235,000	227,339
Potash Corp of Saskatchewan
5.875%, 12/01/2036 (a)	200,000	184,845
Reynolds American, Inc.
7.250%, 06/01/2013 (a)	200,000	212,832
Safeway, Inc.
3.005%, 03/27/2009 (a) (b)	225,000	221,835
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	222,037
Smith International, Inc.
6.000%, 06/15/2016 (a)	160,000	163,566
Southern Union Co.
6.150%, 08/16/2008	170,000	171,059
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	144,738
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	240,509
United Technologies Corp.
8.875%, 11/15/2019	1,200,000	1,607,941
Viacom, Inc.
5.750%, 04/30/2011 (a)	155,000	156,759
3.150%, 06/16/2009 (b)	125,000	122,536
Walt Disney Co.
4.700%, 12/01/2012 (a)	1,000,000	1,027,523
Wellpoint, Inc.
5.850%, 01/15/2036 (a)	290,000	243,057
Whirlpool Corp.
3.300%, 06/15/2009 (a) (b)	200,000	200,284
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	500,000	513,741
		25,891,019

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value
Utilities - 2.2%
Arizona Public Service Co.
6.250%, 08/01/2016 (a)	$240,000	$237,601
Baltimore Gas & Electric Co.
5.900%, 10/01/2016 (a)	160,000	158,371
Commonwealth Edison Co.
5.950%, 08/15/2016 (a)	175,000	178,040
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	122,461
Entergy Gulf States, Inc.
3.740%, 12/08/2008 (a) (b) (c)	255,000	255,702
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	121,294
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	499,123
Korea East-West Power Co., Ltd
4.875%, 04/21/2011 (c)	105,000	104,358
KT Corp.
4.875%, 07/15/2015 (c)	140,000	133,142
PPL Energy Supply LLC
5.400%, 08/15/2014 (a)	20,000	19,162
Rogers Wireless, Inc.
6.375%, 03/01/2014 (a)	365,000	362,323
7.250%, 12/15/2012 (a)	450,000	482,310
Southern Co.
5.300%, 01/15/2012 (a)	175,000	183,260
Southwestern Electric Power Co.
5.550%, 01/15/2017 (a)	200,000	193,838
Telefonos de Mexico SAB de CV
4.500%, 11/19/2008 (a)	100,000	100,516
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	175,050	183,903
Verizon Global Funding Corp.
7.750%, 12/01/2030 (a)	600,000	653,712
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	231,025
5.400%, 01/15/2016 (a)	240,000	242,943
Vodafone Group PLC
3.140%, 06/15/2011 (b)	290,000	288,446
Wisconsin Power & Light Co.
6.375% 8/15/2037 (a)	1,000,000	1,029,485
		5,781,015
TOTAL CORPORATE BONDS - INVESTMENT GRADE (Cost $57,236,362)		$55,441,698

CORPORATE BONDS - SPECULATIVE GRADE - 2.3%
Financial Services - 0.1%
Unum Group
5.859%, 05/15/2009	120,000	123,600
		123,600
Industrial - 1.9%
Ball Corp.
6.875%, 12/15/2012 (a)	775,000	792,437
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	104,063
Chesapeake Energy Corp.
7.750%, 01/15/2015 (a)	395,000	408,825
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	105,000	101,850

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Ford Motor Credit Co. LLC
5.800%, 01/12/2009	$570,000	$543,130
Huntsman LLC
11.500%, 07/15/2012 (a)	375,000	401,250
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	120,000	119,700
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	138,750
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	127,187
Newfield Exploration Co.
6.625%, 09/01/2014 (a)	225,000	222,750
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	125,000	116,875
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (a)	500,000	475,746
Seagate Technology HDD Holdings
6.375%, 10/01/2011 (a)	125,000	124,063
Southern Natural Gas Co.
5.900%, 04/01/2017 (a) (c)	175,000	171,943
Southern Union Co.
7.200%, 11/01/2066 (a)	165,000	139,476
Steel Dynamics, Inc.
6.750%, 04/01/2015 (a)	100,000	98,500
Tenneco, Inc.
10.250%, 07/15/2013 (a)	193,000	205,545
Tesoro Corp.
6.250%, 11/01/2012 (a)	295,000	279,512
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a) (c)	150,000	146,250
Universal City Development Partners
11.750%, 04/01/2010 (a)	150,000	154,500
		4,872,352
Utilities - 0.3%
El Paso Natural Gas Co.
5.950%, 04/15/2017 (a)	100,000	98,585
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	236,700
Qwest Communications International, Inc.
6.565%, 02/15/2009 (a) (b)	50,000	49,750
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	410,279
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	116,303	125,269
		920,583
TOTAL CORPORATE - SPECULATIVE GRADE (Cost $6,001,501)		$5,916,535

MORTGAGE BACKED SECURITIES - 55.4%
Federal Home Loan Mortgage Corp.
Pool #847533, 4.663%, 08/01/2035 (b)	218,333	222,048
Pool #1G0872, 4.977%, 09/01/2035 (b)	559,726	571,868
Pool #1G2604, 5.675%, 10/01/2036 (b)	1,679,761	1,714,261
Pool #1J0267, 5.543%, 02/01/2037 (b)	422,678	429,519
Pool #1J0303, 5.634%, 02/01/2037 (b)	556,583	566,054
TBA, 5.000%, 04/01/2038 (f)	20,000,000	19,809,375
TBA, 5.500%, 04/15/2038 (f)	10,000,000	10,098,440

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Federal National Mortgage Association
Pool #254366, 5.500%, 06/01/2009 (d)	$180,589	$183,709
Pool #745505, 5.423%, 02/01/2016	1,258,164	1,312,395
Pool #699840, 5.000%, 04/01/2018	2,123,964	2,154,398
Pool #255635, 6.000%, 02/01/2025 (d)	655,946	676,147
Pool #504974, 6.500%, 07/01/2029	113,829	119,015
Pool #253398, 8.000%, 08/01/2030	19,657	21,311
Pool #253436, 7.500%, 09/01/2030	11,043	11,924
Pool #253437, 8.000%, 09/01/2030	41,399	44,882
Pool #253481, 8.000%, 10/01/2030	40,039	43,407
Pool #253516, 8.000%, 11/01/2030	77,833	84,380
Pool #253546, 7.500%, 12/01/2030	31,298	33,795
Pool #253547, 8.000%, 12/01/2030	72,298	78,380
Pool #253643, 7.500%, 02/01/2031	24,393	26,339
Pool #253672, 7.000%, 03/01/2031	44,951	47,871
Pool #253673, 7.500%, 03/01/2031	37,750	40,761
Pool #253711, 7.000%, 04/01/2031	71,414	75,991
Pool #253712, 7.500%, 04/01/2031	23,459	25,308
Pool #253795, 7.000%, 05/01/2031	81,913	87,163
Pool #253796, 7.500%, 05/01/2031	3,674	3,964
Pool #253842, 7.000%, 06/01/2031	74,644	79,429
Pool #253889, 6.500%, 07/01/2031	34,166	35,658
Pool #253907, 7.000%, 07/01/2031	118,502	126,097
Pool #253895, 7.000%, 08/01/2031	41,867	44,550
Pool #253949, 6.500%, 09/01/2031	25,377	26,485
Pool #253950, 7.000%, 09/01/2031	144,956	154,247
Pool #254007, 6.500%, 10/01/2031	21,167	22,091
Pool #254008, 7.000%, 10/01/2031	115,817	123,240
Pool #254050, 6.500%, 11/01/2031	19,246	20,086
Pool #254051, 7.000%, 11/01/2031	47,558	50,606
Pool #254092, 6.500%, 12/01/2031	66,602	69,510
Pool #254093, 7.000%, 12/01/2031	10,435	11,104
Pool #254147, 6.500%, 01/01/2032	94,750	98,887
Pool #254198, 6.000%, 02/01/2032	95,584	98,635
Pool #254199, 6.500%, 02/01/2032	10,264	10,712
Pool #254238, 6.000%, 03/01/2032	188,101	194,155
Pool #254263, 6.500%, 04/01/2032	128,699	134,184
Pool #254311, 6.500%, 05/01/2032	180,709	188,411
Pool #254346, 6.500%, 06/01/2032	50,951	53,122
Pool #254378, 6.500%, 07/01/2032	77,519	80,823
Pool #254406, 6.500%, 08/01/2032	227,316	237,005
Pool #254448, 6.500%, 09/01/2032	106,217	110,744
Pool #254549, 6.000%, 12/01/2032	175,445	180,855
Pool #254637, 5.500%, 02/01/2033	237,978	241,192
Pool #254638, 6.000%, 02/01/2033	47,443	48,905
Pool #254949, 5.000%, 11/01/2033	720,776	715,502
Pool #778961, 4.242%, 06/01/2034 (b)	262,761	263,626
Pool #786143, 4.328%, 07/01/2034 (b)	141,730	142,951
Pool #725866, 4.500%, 09/01/2034	4,898,022	4,732,532
Pool #735341, 4.267%, 12/01/2034 (b)	356,123	358,793
Pool #810063, 4.578%, 03/01/2035 (b)	402,106	406,770
Pool #831547, 6.000%, 05/01/2036	149,873	153,727
Pool #884084, 5.500%, 06/01/2036	1,771,689	1,790,922
Pool #867481, 6.000%, 07/01/2036	370,482	380,009
Pool #897164, 6.500%, 08/01/2036	415,728	431,014
Pool #190375, 5.500%, 11/01/2036	2,176,498	2,200,126
Pool #870926, 5.431%, 01/01/2037 (b)	400,402	406,868

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Pool #922456, 5.493%, 01/01/2037 (b)	$1,205,881	$1,249,622
Pool #256554, 6.500%, 01/01/2037	1,392,286	1,443,481
Pool #909383, 5.500%, 02/01/2037	5,135,882	5,191,637
Pool #914427, 5.500%, 02/01/2037	1,087,690	1,099,182
Pool #881326, 5.473%, 03/01/2037 (b)	339,216	344,901
Pool #915876, 6.000%, 04/01/2037	5,381,028	5,518,061
Pool #918176, 6.000%, 05/01/2037 (d)	8,099,655	8,305,921
Pool #919372, 6.000%, 05/01/2037	4,015,953	4,118,223
Pool #939407, 6.000%, 06/01/2037	1,586,685	1,627,092
Pool #939408, 6.000%, 07/01/2037	2,344,958	2,404,675
Pool #939409, 6.000%, 08/01/2037	2,402,154	2,463,327
Pool #950421, 6.500%, 09/01/2037	1,388,452	1,439,408
Pool #950422, 6.000%, 10/01/2037	1,918,276	1,967,127
Pool #950423, 6.000%, 11/01/2037	1,966,659	2,016,741
Pool #950424, 6.000%, 12/01/2037	2,012,264	2,063,509
Pool #745506, 5.663%, 02/01/2016	810,687	856,555
Pool #950425, 5.500%, 01/01/2038	1,340,941	1,355,145
Pool #879419, 5.731%, 02/01/2036 (b)	217,107	219,456

Freddie Mac Gold Pool
Pool #M80733, 5.500%, 03/01/2009	88,084	89,740
Pool #G12020, 6.500%, 06/01/2017	224,161	234,923
Pool #G12018, 5.500%, 04/01/2018	421,519	432,389
Pool #G12017, 5.000%, 01/01/2019	6,053,341	6,143,881
Pool #G01198, 7.000%, 11/01/2030	26,424	28,082
Pool #C01220, 6.500%, 09/01/2031	56,404	58,994
Pool #C01244, 6.500%, 10/01/2031	37,262	38,974
Pool #C01246, 7.000%, 10/01/2031	8,623	9,144
Pool #C01252, 6.500%, 11/01/2031	52,350	54,755
Pool #C01287, 6.500%, 01/01/2032	77,518	81,078
Pool #C70921, 6.000%, 09/01/2032	63,595	65,625
Pool #C01435, 6.000%, 12/01/2032	393,551	406,111
Pool #C01753, 5.000%, 01/01/2034	479,783	476,529
Pool #C01785, 5.000%, 02/01/2034 (d)	878,753	872,792
Pool #C01796, 5.000%, 03/01/2034	931,802	924,842
Pool #C01811, 5.000%, 04/01/2034	1,362,421	1,352,245
Pool #C01839, 5.000%, 05/01/2034	427,926	424,730
Pool #C01846, 5.000%, 06/01/2034	1,448,901	1,438,080
Pool #G08001, 5.000%, 07/01/2034 (d)	1,362,172	1,351,997
Pool #G08005, 5.500%, 08/01/2034	823,823	834,081
Pool #G08009, 5.000%, 09/01/2034 (d)	1,360,821	1,350,657
Pool #G08014, 5.000%, 10/01/2034 (d)	900,414	893,689
Pool #G08015, 5.500%, 10/01/2034	598,552	606,005
Pool #G08021, 5.500%, 11/01/2034	451,234	456,852
Pool #G08026, 5.000%, 12/01/2034	634,076	629,340
Pool #G08027, 5.500%, 12/01/2034	372,145	376,779
Pool #G08046, 5.500%, 03/01/2035	485,615	491,372
Pool #G08058, 5.500%, 05/01/2035 (d)	998,589	1,010,426
Pool #G08088, 6.500%, 10/01/2035	301,292	313,130
Pool #G08128, 5.500%, 05/01/2036	986,966	997,986
Pool #A51176, 6.000%, 08/01/2036	210,884	216,542
Pool #G08161, 6.000%, 11/01/2036	875,942	899,444
Pool #C02660, 6.500%, 11/01/2036	475,709	493,969
Pool #A56911, 5.500%, 02/01/2037	4,570,915	4,620,779
Pool #A66161, 7.000%, 07/01/2037	1,191,896	1,252,359
Pool #A66166, 7.000%, 07/01/2037	1,715,575	1,802,671

Schedule of Investments
March 31, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Pool #G08217, 6.000%, 08/01/2037	$1,405,095	$1,442,380
Pool #A70855, 6.500%, 12/01/2037	1,679,853	1,744,360
TBA, 5.000%, 04/01/2023 (f)	10,000,000	10,104,687
Ginnie Mae I Pool
Pool #448335, 6.500%, 04/15/2031	176,452	184,439
Pool #581950, 7.500%, 03/15/2032	12,837	13,814
Pool #781703, 5.000%, 02/15/2034	1,303,410	1,306,299

Ginnie Mae II Pool
Pool #003187, 6.000%, 01/20/2032	516,684	534,911
TOTAL MORTGAGE BACKED SECURITIES (Cost $141,050,510)		$143,652,223

PREFERRED STOCK - 1.8%
Federal National Mortgage Association
8.250%, 12/31/2049 (a)	200,000	4,810,000
TOTAL PREFERRED STOCK (Cost $5,030,000)		$4,810,000

U.S. GOVERNMENT AGENCY ISSUES - 0.1%
Federal Home Loan Mortgage Corp.
4.625%, 05/28/2013 (a)	280,000	280,740
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $270,992)		$280,740

U.S. TREASURY OBLIGATIONS - 1.2%
U.S. Treasury Note
4.375%, 08/15/2012	2,000,000	2,175,626
4.500%, 05/15/2017	1,000,000	1,087,032
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,239,824)		$3,262,658

PROLOAN PIPELINE - 2.1%
When Issued Commitments
TOTAL PROLOAN PIPELINE (Cost $5,451,808)		5,399,673
		$5,399,673
SHORT TERM INVESTMENTS - 5.1%
Investment Companies - 5.1%
Fidelity Institutional Money Market Funds	13,239,836	13,239,836
TOTAL SHORT TERM INVESTMENTS (Cost $13,239,836)		$13,239,836

Total Investments (Cost $311,186,918) - 116.9%		$303,389,851
Liabilities in Excess of Other Assets - (16.9)%		(43,904,115)
TOTAL NET ASSETS - 100.0%		$259,485,736

Footnotes

Percentages are stated as a percent of net assets.

(a) Callable by issuer.
(b)	Variable rate security. The rate listed is as of March 31, 2008.
(c) Restricted security.
(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(e)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of March 31, 2008.
(f) To be announced.

Schedule of Other Investments
March 31, 2008 (Unaudited)
Builders Fixed Income Fund, Inc.

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited) - (Continued)

At March 31, 2008, the Fund had the following open interest rate swap agreements:
Unrealized
			Notional	Market	Appreciation/
Description	Expiration	Coupon	Amount	Value	(Depreciation)

5 year US Note Future	June 08'	6.00%	$ 30,000,000	$ 29,862,890	$ (139,110)
				$ 29,862,890	$ (139,110)

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

		Cost of investments			$ 311,186,918
		Gross unrealized appreciation			$ 3,947,574
		Gross unrealized depreciation			(11,744,641)
		Net unrealized depreciation			$ (7,797,067)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

BUILDERS FIXED INCOME FUND, INC.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$297,990,178	$18,049,835	$279,940,343	$0
Other Financial instruments	$5,399,673	$0	$0	$5,399,673
Total	$303,389,851	$18,049,835	$279,940,343	$5,399,673

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

		Proloan
Balance as of 12/31/2007		$3,666,347
	Accrued discounts/premiums	$0
	Realized gain/loss	$0
	Change in unrealized	($54,103)
	Net Purchases/Sales	$1,787,429
Balance as of 3/31/2008		$5,399,673

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title /s/ John W. Stewart
John W. Stewart, President

Date May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John W. Stewart
John W. Stewart, President and Treasurer

Date May 22, 2008

* Print the name and title of each signing officer under his or her signature.